     VALOR INVESTMENT
     FUND, INC.
     Financial Statements for the
     Year Ended July 31, 2004 and
     Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226
                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 2004







To our Shareholders:

The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 2004 are included in this Annual Report. Net assets at July 31, 2004 were $13,672,045 equal to $15.47 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 2003 was $15.46 per share, based on the same number of outstanding shares.

Your Company's net investment income for the year August 1, 2003 to July 31, 2004 was $575,823. Your Company has paid dividends of $.63 per share of common stock from net investment income during fiscal 2003. The $.63 is further broken down into $.33 and $.30 per share of common stock that were paid on October 31, 2003 and May 3, 2004, respectively. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 2004.

Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.

We wish to express our appreciation for your continued participation in the Company.

Respectfully submitted,

/s/ William B. Klinsky, President
---------------------------------

William B. Klinsky,
President

[DELOITTE & TOUCHE LLP LOGO]


                                                      Deloitte & Touche LLP
                                                      Suite 900
                                                      600 Renaissance Center
                                                      Detroit, MI 48243-1895
                                                      USA


                                                      Tel:  + 313 396 3000
                                                      Fax:  + 313 396 3618
                                                      www.deloitte.com



To the Board of Directors
Valor Investment Fund, Inc.
Detroit, Michigan

In planning and performing our audit of the financial statements of Valor Investment Fund, Inc. (the "Fund") for the year ended July 31, 2004 (on which we have issued our report dated September 29, 2004), we considered its internal control in order to determine our auditing procedures for the purpose of expressing an opinion on the financial statements and not to provide assurance on the Fund's internal control.

Management is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The objectives of internal control are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition, and that transactions are executed in accordance with management's authorization and recorded properly to permit the preparation of financial statements in conformity with accounting principles generally accepted in the United States of America.

Because of inherent limitations in any internal control, misstatements due to error or fraud may occur and not be detected. Also, projections of any evaluation of internal control to future periods are subject to the risk that the internal control may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

Our consideration of the Fund's internal control would not necessarily disclose all matters in the Fund's internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. We noted no matters involving the Fund's internal control and its operations that we consider to be material weaknesses as defined above.

This report is intended solely for the information and use of the board of directors, management, others within the organization, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Deloitte & Touche LLP
-------------------------

September 29, 2004

[DELOITTE & TOUCHE LLP LOGO]




                                                      Deloitte & Touche LLP
                                                      Suite 900
                                                      600 Renaissance Center
                                                      Detroit, MI 48243-1895
                                                      USA


                                                      Tel:  + 313 396 3000
                                                      Fax:  + 313 396 3618
                                                      www.deloitte.com




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.
Detroit, Michigan

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Fund") including the schedule of investments in securities as of July 31, 2004, and the related statements of operations and shareholders' investment for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Fund, as of July 31, 2004, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
-------------------------

September 29, 2004

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004
--------------------------------------------------------------------------------



ASSETS:
  Investments in securities--at market value (cost of $13,362,432)                             $      13,647,896
  Interest receivable                                                                                    143,243
  Prepaid expenses
                                                                                                             126
                                                                                               -----------------
           Total assets                                                                               13,791,265
                                                                                               -----------------

LIABILITIES:
Accured expenses
                                                                                                          17,300
Investment securities purchased                                                                          101,920
                                                                                               -----------------

           Total liabilities                                                                             119,220
                                                                                               -----------------

NET ASSETS (equivalent to $15.47 per share based on
  883,525 shares of common stock outstanding at July 31, 2004)                                 $      13,672,045
                                                                                               =================

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2004
--------------------------------------------------------------------------------



                                                                       PRINCIPAL       AMORTIZED
                                                                        AMOUNT           COST           MARKET
MONEY MARKET FUNDS--
  One Group Municipal Money Market Fund                               $   40,494      $   40,494      $   40,494

SHORT-TERM MUNICIPAL BONDS:
  Florida State Board of Education, 6.000%, May 1, 2005                  500,000         500,000         501,480
  Millington Community School Dist., 5.700%, May 1, 2005                 100,000         100,000         101,997
  Yale Public Schools District, MI, 5.000%, May 1, 2005                  125,000         125,000         126,875
                                                                      ----------      ----------      ----------
        Total short-term municipal bonds                                 725,000         725,000         730,352

LONG-TERM MUNICIPAL BONDS:
  Almont, MI Gen. Oblg., 5.000%, May 1, 2023                             100,000         100,000         102,586
  Anchor Bay Gen. Oblg., 5.000%, May 1, 2024                             100,000         100,940         101,945
  Avondale School District, 5.800%, May 1, 2015                          140,000         140,000         153,255
  Avondale Gen. Oblg., 4.750%, May 1, 2024                               200,000         195,305         198,974
  Berkley Co. SC Rev., 5.000%, December 1, 2028                          200,000         203,847         190,274
  Berkley City Sch Dist., MI FGIC, 5.625%, January 1, 2015               270,000         268,664         277,568
  Big Rapids, MI Public School District, 5.000%, May 1, 2019             150,000         149,992         154,719
  Brandon School District, 5.600%, May 1, 2010                           100,000          99,531         107,363
  Bridgeport Spaulding, MI Gen. Oblg 5.500%, May 1, 2014                 150,000         173,861         164,552
  Brownsburg, IN Rev., 5.350%, August 1, 2022                            100,000         104,615         104,557
  Bullock Creek, MI Gen. Oblg, 5.500%, May 1, 2022                       100,000         105,217         111,971
  California Gen. Oblg 5.000%, February 1, 2023                          150,000         149,667         151,362
  Cass Cnty, MI Sew Disp Sys--ONTWA Twp., 5.500%,
    May 1, 2018                                                          100,000          98,763         107,125
  Cass Cnty, MI Rev., 5.100%, October 1, 2023                            150,000         149,994         154,842
  Cheboygan General Obligation, 5.400%, November 1, 2015                 100,000          99,309         109,187
  Chicago, Illinois Tax Increment, 5.000%, November 15, 2010             100,000         100,000         103,909
  Clark City, 5.000%, June 1, 2026                                       150,000         148,965         150,512
  Clawson City School Dist., 4.900%, May 1, 2013                         200,000         199,452         209,444
  Coopersville Area Mich Pub Schools, 5.000%, May 1, 2024                100,000          98,706         101,130
  Desoto Independent School Dist, 4.900%, August 15, 2014                 75,000          75,000          75,136
  Denver West Met Dist., 5.000%, December 1, 2028                        105,000         104,509         102,834
  Detroit, MI City Sch. Dist., 5.000%, May 1, 2023                       200,000         199,562         204,140
  Detroit, MI Rev., 5.000%, July 1, 2022                                 100,000          98,347         102,632
  Durand, MI Area Scl Gen. Oblg., 5.375%, May 1, 2023                    200,000         203,272         209,658
  East Grand Rapids, MI Pub Schools, 5.750%, May 1, 2018                 150,000         152,981         168,309
  Essexville Hampton Public Schools, 5.500%, May 1, 2017                 150,000         148,761         163,011
  Eugene Trojan Nuclear Proj Rev., OR, 5.900%,
    September 1, 2009                                                    100,000         100,031         102,510
                                                                       ---------       ---------       ---------
           Total forward                                               3,740,000       3,769,291       3,883,505

                                                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2004
--------------------------------------------------------------------------------



                                                                       PRINCIPAL       AMORTIZED
                                                                        AMOUNT           COST           MARKET

         Total forward
                                                                      $3,740,000      $3,769,291      $3,883,505



Everett Rev., 5.000%, July 1, 2027                                       215,000         214,014         215,335
Flat Rock, MI Gen. Oblg, 4.450%, May 1, 2023                             200,000         200,000         192,658
Florida State Board of Educ., 5.000%, June 1, 2024                       200,000         200,000         200,126
Galveston CNTY, TX, 5.000%, February 1, 2023                             165,000         165,000         168,806
Grand Ledge, MI Gen. Oblg., 5.375%, May 1, 2024                          100,000         102,632         104,616
Greenville Public Schools, 5.000%, May 1, 2014                           300,000         299,464         314,349
Harris County Gen. Oblg., 4.750%, May 1, 2023                            150,000         151,392         147,969
Harris County Gen. Oblg., 4.875%, September 1, 2024                      100,000          98,404          97,741
Huron Valley School District, MI FGIC, 5.875%, May 1, 2016               100,000          99,668         109,722
Huron Valley School District, MI Gen. Oblg., 5.000%,
  May 1, 2022                                                            125,000         123,191         128,350
Jenison, MI Gen. Oblg., 5.000%, May 1, 2020                              200,000         199,209         206,608
Kalamazoo Water Rev., MI FSA, 5.625%,
  September 1, 2011                                                      100,000          99,292         107,837
Kentucky Rev.,  3.100%, July 1, 2010                                     140,000         140,738         136,155
Livingston Cnty, MI Gen. Oblg., 5.750%, May 1, 2019                      100,000         106,094         109,164
Lowell, MI Area Schools, 5.400%, May 1, 2017                              50,000          50,000          53,946
Lyon Twp., 5.400%, May 1, 2019                                           100,000          99,577         106,564
Macomb Cnty, MI Gen. Oblg., 5.000%, May 1, 2024                          200,000         200,000         203,516
Mattawan, MI Gen. Oblg., 4.750%, May 1, 2017                             135,000         134,059         139,327
Michigan Municipal Bond Auth Rev., 5.400%,
  November 16, 2016                                                      100,000          99,604         108,570
Michigan State Hospital Finance Authority, 5.375%,
 October 15, 2013                                                         95,000          95,364          96,738
Michigan State Hospital Finance Authority, 5.250%,
   November 1, 2015                                                      180,000         183,731         189,507
Michigan State Hospital Finance Authority, 5.500%,
  November 15, 2021                                                      100,000         103,046         101,662
Michigan State Housing Development Authority Rev.,
  5.600%, December 1, 2009                                               155,000         155,000         163,564
Missouri Rev., 1.330%, December 1, 2020                                1,000,000       1,000,000       1,000,000
Monroe Cnty, MI Gen. Oblg., 5.000%, May 1, 2023                          100,000         100,000         102,576
Monroe La Rev., 4.750%, March 1, 2020                                    125,000         125,000         121,618
New Caney Gen. Oblg., 5.250%, February 15, 2022                           90,000          92,432          93,961
New Haven, MI Gen. Oblg., 5.000%, May 1, 2024                            200,000         214,080         203,522
New Orleans, LA Sewer Service Rev.,  5.200%, June 1, 2021                100,000          99,996         104,801
                                                                      ----------      ----------      ----------

         Total forward                                                 8,665,000       8,720,278       8,912,813

                                                                                                       (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2004
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL           AMORTIZED
                                                                                   AMOUNT                COST              MARKET
           Total forward                                                         $ 8,665,000         $ 8,720,278         $ 8,912,813


  New York, NY Series H, 5.000%, March 15, 2018                                      120,000             119,638             126,046
  Oakland County General Oblg., 5.125%, September 1, 2020                            200,000             197,752             209,096
  Oscoda, MI Gen. Oblg., 4.350%, May 1, 2014                                         100,000             105,363             102,209
  Petoskey Public School Dist., 4.750%, May 1, 2016                                  125,000             124,862             127,741
  Piedmont, 5.000%, January 1, 2022                                                  110,000             110,000             110,158
  Puerto Rico Rev., 4.600%, December 1, 2024                                         150,000             150,000             145,556
  Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                                     35,000              34,862              38,856
  Saint Charles Parish, LA Rev., 0.761%, June 1, 2030                                400,000             400,000             400,000
  South Carolina Public Serv. Auth., 5.750%,
    January 1, 2022                                                                  200,000             210,321             213,406
  South Range Local School Dist., 6.150%,
    December 1, 2018                                                                  55,000              55,785              56,250
  Southfield, MI Gen. Oblg., 5.250%, May 1, 2027                                     190,000             195,097             195,444
  Taylor, MI Gen. Oblg., 5.000%, May 1, 2021                                         150,000             149,990             152,045
  Tecumseh, MI Public Schools 5.500%, May 1, 2019                                    250,000             250,000             269,538
  Thrnapple Kellogg Gen. Oblg., 5.000%, May 1, 2023                                  150,000             150,000             152,950
  Three Rivers, MI Gen. Oblg., 5.000%, May 1, 2023                                   130,000             131,336             132,206
  Wake County, NC Rev., 1.300%, May 1, 2024                                          400,000             400,000             400,000
  Wake County, NC Rev., 1.360%, October 1, 2022                                       75,000              75,000              75,000
  Walled Lake, MI Gen. Oblg., 5.000%, May 1, 2024                                    150,000             148,880             153,286
  Washtenaw County, MI Gen. Obl., 5.000%, May 1, 2019                                100,000             100,000             103,427
  Wayne County Mich Community College, 5.350%,
    July 1, 2015                                                                     150,000             148,945             161,796
  West Bloomfield, MI Gen. Oblg., 5.000%, May 1, 2024                                100,000             101,920             101,920
  West Ottawa, MI Gen. Oblg, 5.000%, May 1, 2021                                     200,000             200,000             207,116
  Willow Run, MI Comm. Schools, 5.000%, May 1, 2020                                  150,000             149,760             155,358
  Woodhaven Brownstown, MI Gen. Oblg., 5.000%,
    May 1, 2022                                                                      170,000             167,149             174,833
                                                                                 -----------         -----------         -----------

           Total long-term municipal bonds                                        12,525,000          12,596,938          12,877,050
                                                                                 -----------         -----------         -----------

TOTAL INVESTMENTS                                                                $13,290,494         $13,362,432         $13,647,896
                                                                                 ===========         ===========         ===========


See notes to financial statements.                                   (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                                                                                         $ 602,177
  Gain on disposition                                                                                                        37,750
                                                                                                                          ---------

           Total investment income                                                                                          639,927

EXPENSES:
  Professional fees                                                                                                          48,058
  Custodian fees                                                                                                             13,971
  Other                                                                                                                       2,075
                                                                                                                          ---------

           Total expenses                                                                                                    64,104
                                                                                                                          ---------

NET INVESTMENT INCOME (equivalent to $.65 per share based on
     883,525 shares of common stock outstanding at July 31, 2003)                                                           575,823

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                                                                       290,559
  End of period                                                                                                             285,464
                                                                                                                          ---------

DECREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                                                                       (5,095)
                                                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                      $ 570,728
                                                                                                                          =========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT
YEAR ENDED JULY 31, 2004
--------------------------------------------------------------------------------

                                                             COMMON STOCK
                                                 ---------------------------------                                      NET
                                                      SHARES                         PAID-IN         RETAINED        INVESTMENT
                                                     (NOTE 4)        PAR VALUE       SURPLUS         EARNINGS          INCOME

BALANCE--August 1, 2003                                 883,525    $    883,525   $    180,944   $    11,967,524   $     336,850

  Net increase in net assets resulting

    from operations                                                                                                      575,823


  Dividends to shareholders                                                                                             (558,085)
    ($.63 per share)
                                                  -------------    ------------   ------------   ---------------   -------------
BALANCE--July 31, 2004                                  883,525    $    883,525   $    180,944   $    11,967,524   $     354,588
                                                  =============    ============   ============   ===============   =============

                                                   APPRECIATION
                                                  (DEPRECIATION)
                                                        OF
                                                    INVESTMENTS           TOTAL

BALANCE--August 1, 2003                           $    290,559       $    13,659,402

  Net increase in net assets resulting

    from operations                                     (5,095)              570,728


  Dividends to shareholders                                                 (558,085)
    ($.63 per share)
                                                  ------------       ---------------
BALANCE--July 31, 2004                            $    285,464       $    13,672,045
                                                  ============       ===============

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2004 AND 2003
--------------------------------------------------------------------------------


                                                                                                   2004                    2003

OPERATIONS:
  Net investment income                                                                        $    575,823            $    724,621
  Decrease in unrealized appreciation                                                                (5,095)               (312,813)
                                                                                               ------------            ------------

           Net increase in net assets resulting from operations                                     570,728                 411,808

DIVIDENDS TO SHAREHOLDERS FROM
   INVESTMENT INCOME                                                                                558,085                 708,288
                                                                                               ------------            ------------

INCREASE (DECREASE) IN NET ASSETS                                                                    12,643                (296,480)

NET ASSETS:
  Beginning of period                                                                            13,659,402              13,955,882
                                                                                               ------------            ------------

  End of period                                                                                $ 13,672,045            $ 13,659,402
                                                                                               ============            ============


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 2004
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT SECURITIES--Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS--Securities transactions are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME--Interest income adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 2004.

      MANAGEMENT AND SERVICE FEES--No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 2004:

Balance--August 1, 2003                                            $ 13,234,851

  Plus:
    Purchases
                                                                      7,437,891
    Premium amortization net of discount accretion
                                                                        (16,866)
    Gain on disposition
                                                                         37,750
  Less:
    Matured securities
                                                                       (500,000)
    Redeemed securities                                              (6,831,194)
                                                                   ------------

Balance--July 31, 2004                                             $ 13,362,432
                                                                   ============

      Approximately $5,634,513 in purchases and $3,097,750 in redemptions and maturities were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the year ended July 31, 2004, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at July 31, 2004.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,378,328 at July 31, 2004. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:


Aggregate gross unrealized depreciation                               $ (63,356)

Aggregate gross unrealized appreciation                                 368,403
                                                                      ---------

Net unrealized appreciation                                           $ 305,047
                                                                      =========


6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the year:

                                                                                      YEAR ENDED JULY 31
                                                        ---------------------------------------------------------------------------
                                                            2004            2003            2002            2001            2000

Investment income                                       $      0.72     $      0.89     $      0.89     $      0.88     $      0.89
Expenses                                                      (0.07)          (0.07)          (0.07)          (0.07)          (0.07)
                                                        -----------     -----------     -----------     -----------     -----------
Net investment income                                          0.65            0.82            0.82            0.81            0.82

Dividends from net investment income                          (0.63)          (0.80)          (0.81)          (0.82)          (0.82)
(Decrease) increase in unrealized
  appreciation                                                (0.01)          (0.36)          (0.01)           0.33           (0.22)
                                                        -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net asset value                         0.01           (0.34)            .00            0.32           (0.22)
Net asset value--beginning                                    15.46           15.80           15.80           15.48           15.70
                                                        -----------     -----------     -----------     -----------     -----------

Net asset value--ending                                 $     15.47     $     15.46     $     15.80     $     15.80     $     15.48
                                                        ===========     ===========     ===========     ===========     ===========

Weighted average shares
  outstanding during the year                               883,525         883,525         883,525         883,525         883,525
                                                        ===========     ===========     ===========     ===========     ===========


7.    INTEREST INCOME

      The following details, by state, the interest income earned by the Company during the year ended July 31, 2004:

Alaska                                                                  $  4,029
California                                                                 7,533
Colorado                                                                   7,544
Florida                                                                   32,111
Illinois                                                                   8,120
Indiana                                                                    4,560
Kentucky                                                                   4,222
Louisiana                                                                 11,437
Michigan *                                                               450,872
Missouri                                                                   3,043
Nevada                                                                     7,039
New York                                                                   6,026
North Carolina                                                             2,846
Ohio                                                                         856
Oregon                                                                     5,658
Puerto Rico                                                                3,814
South Carolina                                                            10,144
Texas                                                                     22,726
Washington                                                                 9,597

Total                                                                   $602,177
                                                                        ========

* Included in the Michigan total is $5,802 interest earned on a tax-exempt money market fund for the year ended July 31, 2004.

                                   * * * * * *